Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Joint ventures
Investments in joint ventures	$ 6,073,255	$ 5,875,015
Associates
Investments in associates	2,578,618	2,543,617
Total investments in subsidiaries, joint ventures and associates	8,651,873	8,418,632	$ 9,496,600	$ 8,357,186
Cost
Joint ventures
Investments in joint ventures	6,474,609	6,291,743
Associates
Investments in associates	2,588,017	2,553,016
Accumulated impairment
Associates
Investments in associates	(9,399)	(9,399)
Gases del Caribe S.A. E.S.P. | Cost
Associates
Investments in associates	1,529,219	1,527,699
ATP Tower Holdings | Cost
Associates
Investments in associates	755,632	720,332
Gas Natural del Oriente S.A. E.S.P. | Cost
Associates
Investments in associates	154,746	156,353
Gases de la Guajira S.A. E.S.P. | Cost
Associates
Investments in associates	71,073	69,996
E2 Energia Eficiente S.A. E.S.P. | Cost
Associates
Investments in associates	31,783	34,432
Extrucol S.A. | Cost
Associates
Investments in associates	32,137	30,147
Serviport S.A. | Cost
Associates
Investments in associates	9,399	9,399
Sociedad Portuaria Olefinas y Derivados S.A. | Cost
Associates
Investments in associates	4,028	4,658
Interligao Eltrica do Madeira S.A. | Cost
Joint ventures
Investments in joint ventures	1,698,178	1,705,188
Transmissora Aliana de Energia Eltrica S.A. | Cost
Joint ventures
Investments in joint ventures	1,513,758	1,513,497
Equion Energa Limited
Joint ventures
Investments in joint ventures	1,597,163	1,329,394
Equion Energa Limited | Cost
Joint ventures
Investments in joint ventures	1,178,279	1,037,418
Equion Energa Limited | Accumulated impairment
Joint ventures
Investments in joint ventures	(392,809)	(408,183)
Interligao Eltrica Paraguau S.A | Cost
Joint ventures
Investments in joint ventures	514,509	526,294
Interligao Eltrica Iva S.A. | Cost
Joint ventures
Investments in joint ventures	488,211	456,076
Interligao Eltrica Garanhuns S.A | Cost
Joint ventures
Investments in joint ventures	478,839	500,889
Interligao Eltrica Aimors S.A. | Cost
Joint ventures
Investments in joint ventures	323,434	335,995
Conexion Kimal Lo Aguirre S.A. | Cost
Joint ventures
Investments in joint ventures	163,339	119,069
Ecodiesel Colombia S.A. | Cost
Joint ventures
Investments in joint ventures	69,054	85,030
Consorcio Elctrico Yapay S.A. | Cost
Joint ventures
Investments in joint ventures	23,505
PA Energa para la paz | Cost
Joint ventures
Investments in joint ventures	8,657
Transnexa S.A. E.M.A. | Cost
Joint ventures
Investments in joint ventures	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Joint ventures
Investments in joint ventures	(8,545)	(8,545)
Interconexion Electrica Colombia Panama S.A. | Cost
Joint ventures
Investments in joint ventures	4,995	2,544
Derivex S.A. | Cost
Joint ventures
Investments in joint ventures	1,243	1,123
Parques de Rio | Cost
Joint ventures
Investments in joint ventures	59	71
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Joint ventures
Investments in joint ventures	$ 4	$ 4